Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2017	As of December 31, 2016
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	6,126,384	5,548,458
Foods Compañía de Alimentos CCU S.A.	50.00	5,792,242	5,624,391
Central Cervecera de Colombia S.A.S.	50.00	50,374,322	35,449,038
Zona Franca Central Cervecera S.A.S.	50.00	20,696,077	-
Total joint ventures		82,989,025	46,621,887
Bebidas Bolivianas BBO S.A.	34.00	14,641,870	17,281,665
Other companies		1,639,385	501,394
Total associated		16,281,255	17,783,059
Total		99,270,280	64,404,946

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Bebidas Bolivianas BBO S.A.	8,294,324	9,032,617
Total	10,189,094	10,927,387

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	952,235	754,326	247,180
Foods Compañía de Alimentos CCU S.A.	165,905	(519,536)	(1,251,392)
Central Cervecera de Colombia S.A.S.	(8,646,651)	(3,969,699)	(2,668,179)
Zona Franca Central Cervecera S.A.S.	87,583	-	-
Total joint ventures	(7,440,928)	(3,734,909)	(3,672,391)
Bebidas Bolivianas BBO S.A.	(1,459,916)	(1,805,548)	(1,557,886)
Other companies	(13,253)	(20,065)	2,142
Total associated	(1,473,169)	(1,825,613)	(1,555,744)
Total	(8,914,097)	(5,560,522)	(5,228,135)

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Balance at the beginning of year	64,404,946	49,995,263
Business combination effect	50,462,578	25,118,232
Participation in the joint ventures and associates (loss)	(8,914,097)	(5,560,522)
Dividends received	(353,150)	(245,073)
Increase (decrease) through changes in ownership interests in subsidaries	-	(5,427,660)
Others	(6,329,997)	524,706
Total	99,270,280	64,404,946

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
As of December 31, 2017, 2016 and 2015, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Associated	Joint ventures	Associated
	As of December 31, 2017		As of December 31, 2016
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	49,960,930	5,540,894	64,587,798	7,602,940
Non-current assets	150,837,264	26,609,731	50,994,744	30,504,073
Current liabilities	35,339,239	4,444,262	23,043,784	5,886,879
Non-current liabilities	1,994,220	9,037,112	2,350,385	7,789,367

	Joint ventures	Associated	Joint ventures	Associated	Joint ventures	Associated
	For the years ended as of December 31,
	2017		2016		2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	57,417,288	19,760,918	63,926,397	19,733,853	59,187,508	18,310,272
Operating result	(18,606,383)	(4,086,973)	(11,913,526)	(4,159,093)	(6,796,020)	(4,039,249)
Net income for year	(14,352,789)	(4,462,733)	(7,287,727)	(4,712,596)	(6,803,143)	(4,573,734)
Other comprehensive income	(27,052,016)	(5,761,515)	(3,451,487)	(7,965,214)	(2,494,511)	-
Depreciation and amortization	(2,618,567)	(2,818,923)	(2,104,820)	(2,698,849)	(1,998,935)	(534,485)